                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):                  [   ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Medtech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:               28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          Dubravka Racnjak

Title:         SIGNING AUTHORITY
               ----------------
Phone:         (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Dubravka Racnjak                        Zug, Switzerland  February 14, 2001




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Medcare S.A.

        Medsource S.A.

        Medgrowth S.A.




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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:  $132,000
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Name

        1              Medcare S.A

        2              Medsource S.A

        3              Medgrowth S.A.






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                                 BB MEDTECH AG

                           FORM 13F INFORMATION TABLE




- ------------------------------------------------------------------------------------------------
                                                                               COLUMN 5:
                                                                    ----------------------------
                                                    COLUMN 4:
  COLUMN 1:            COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                     PRN AMT     PRN       CALL

- ------------------------------------------------------------------------------------------------
Baxter
International
Inc.               Common Stock         071813109   $    4,857        55,000    SH
- ------------------------------------------------------------------------------------------------
Durect
Corporation        Common Stock         266605104   $    8,571       714,286    SH
- ------------------------------------------------------------------------------------------------
Dusa
Pharmaceuticals
Inc.               Common Stock         266898105   $    5,295       315,000    SH
- ------------------------------------------------------------------------------------------------
InfoCure           Common Stock         45665A108   $    3,563       950,000    SH
- ------------------------------------------------------------------------------------------------
Medtronic          Common Stock         585055106   $   29,780       493,210    SH
- ------------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.               Common Stock         592688105   $    6,645       122,200    SH
- ------------------------------------------------------------------------------------------------
Pozen Inc.         Common Stock         73941U102   $   58,522     3,206,685    SH
- ------------------------------------------------------------------------------------------------
Regeneration
Technologies,
Inc.               Common Stock         75886N100   $    5,059       355,000    SH
- ------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.      Common Stock         79084910    $    9,708       158,000    SH
- ------------------------------------------------------------------------------------------------
COLUMN                                              $  132,000
TOTALS
- ----------------------------------------------------------------------------------------------------

- ----------------------------------------------------------------------------------------------------
                                                               COLUMN 8:
               COLUMN 6:         COLUMN 7:                  VOTING AUTHORITY
               INVESTMENT     OTHER MANAGERS     -------------------------------------
               DISCRETION
  COLUMN 1:
NAME OF ISSUER                                       SOLE               SHARED             NONE

- ----------------------------------------------------------------------------------------------------
Baxter
International
Inc.               DEFINED             1              55,000             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Durect
Corporation        DEFINED             3              714,286             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Dusa
Pharmaceuticals
Inc.               DEFINED             2              315,000             NONE              NONE
- ----------------------------------------------------------------------------------------------------
InfoCure           DEFINED             2              950,000             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Medtronic          DEFINED             1              493,210             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.               DEFINED             1              122,200             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Pozen Inc.         DEFINED             3            3,206,685             NONE              NONE
- ----------------------------------------------------------------------------------------------------
Regeneration
Technologies,
Inc.               DEFINED             2              355,000             NONE              NONE
- ----------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.      DEFINED             2              158,000             NONE              NONE
- ----------------------------------------------------------------------------------------------------
COLUMN
 TOTALS
- ----------------------------------------------------------------------------------------------------